Shareholder Fees	Feb. 04, 2026 USD ($)
Reckoner Yield Enhanced AAA CLO Annual ETF | Reckoner Yield Enhanced AAA CLO Annual ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Reckoner Yield Enhanced AAA CLO Reinvesting ETF | Reckoner Yield Enhanced AAA CLO Annual ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Reckoner BBB-B CLO Annual ETF | Reckoner BBB-B CLO Annual ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Reckoner BBB-B CLO Reinvesting ETF | Reckoner BBB-B CLO Reinvesting ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0